Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Going Concern
Net Cash Used in Operating Activities	$ (81,930)	$ (51,177)	$ (466,528)	$ (202,032)